Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 813	$ 2,883	$ 4,065	$ 5,059
Restructuring liability	$ 800		$ 800		$ 1,300